Expense Example - Investor A, C, Institutional and Class R - BLACKROCK BALANCED CAPITAL FUND, INC.	Jan. 28, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 604
Expense Example, with Redemption, 3 Years	777
Expense Example, with Redemption, 5 Years	965
Expense Example, with Redemption, 10 Years	1,506
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	869
Expense Example, with Redemption, 10 Years	1,695
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	322
Expense Example, with Redemption, 10 Years	724
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	$ 1,453